                             LIQUID ASSET PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                                                                     A0095 02/01

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                       January 2, 2001
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

TED GIULIANO & JOSEPHINE MAHANEY, PORTFOLIO CO-MANAGERS

   We are pleased to report that the Neuberger Berman AMT Liquid Asset Portfolio produced a 5.63% return in the year 2000. The portfolio's current and effective (compounded) yields as of Dec. 31, 2000 were 5.61% and 5.77% respectively.(1)
   During 2000, bonds outperformed other asset classes as the major stock indexes fell dramatically. Cash also performed well. Many investors who had started the year selling bonds and buying stocks -- especially so-called new economy stocks -- by December were turning to the relative safety of cash and bonds. Even legendary equity investor Warren Buffet began buying high yield bonds, further confirming our view that fixed income still offers both relative and absolute value compared to equities.
   Huge U.S. government buybacks of Treasury securities strengthened the long bond market and distorted relationships between Treasuries and all other sectors, widening spreads to 10-year highs. The Federal Reserve Board raised interest rates 1.75%, to 6.50%, completing a round of credit tightening begun in the second half of 1999. At year-end, short rates remained about 1% higher than those on two-year paper. The U.S. Government Agency bond market was hurt by proposed legislation that threatened to end its line of credit from the Treasury. The corporate sector -- affected by high oil prices, a weak Euro and increasing earnings and credit problems -- demonstrated enormous volatility, as the Lehman Credit Index underperformed the Lehman U.S. Treasury Index by -4.13%, its worst 1-year underperformance since 1981.
   The portfolio opened the year with a large component of Agency investments thanks to their unusually high yield, based in part on investors' Y2K concerns (which, as it turned out, were unfounded). We positioned the portfolio to use rising rates to our advantage by reinvesting, at higher rates. These were quickly reflected in the portfolio's yields. As the year progressed, however, one year-paper became more compelling and we invested accordingly.
   The portfolio also benefited from an increased holding of commercial paper -- from 49.5% of the portfolio on Dec. 31, 1999 to 67.0% at the end of the year. Other non-Treasury, or "spread" products also added significantly to performance. Bank debt at year-end accounted for 14.6% of the portfolio, up from 3.8% at the end of 1999. Variable rate demand notes accounted for 14.1% of the portfolio, compared with 10.4% at the end of 1999. Meanwhile, U.S. Government Agency securities including repurchase agreements declined to 3.5% of the portfolio, from 36.1% of the portfolio at the end of 1999.
   We believe that in the year ahead, given the Federal Reserve Board's current bias, further short-term rate cuts are very likely.

   At Neuberger Berman, we take pride in our investment approach. Whether an old or new economy dominates, nothing has changed the benefits of compound interest -- or our responsibility to deliver competitive returns, while protecting your principal. In the year ahead, we will continue to add value -- identifying undervalued securities in the most fundamentally attractive sectors -- while managing risk. We are confident that these remain the best tools to enhance income from cash you have entrusted to us to preserve.

Sincerely,

/s/ Theodore P. Giuliano           /s/ Josephine Mahaney
Ted Giuliano                       Josephine Mahaney
PORTFOLIO CO-MANAGER               PORTFOLIO CO-MANAGER

(1) 5.63%, 4.76% and 4.35% were the average annual returns for the 1-, 5- and 10-year periods ended Dec. 31, 2000. Results are shown on a "total return" basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. Although the portfolio is managed to maintain a stable net asset value of $1.00, the investment return and principal value of an investment may fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The value of the Portfolio's shares, like the share values of all other mutual funds, is neither insured nor guaranteed by the U.S. Government. The performance does not reflect separate account and insurance policy fees and expenses.

Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The portfolio invests in many securities not included in the above-described index. The composition, industries and holdings of the portfolio are subject to change. Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

"Current yield" refers to the income generated by an investment in the portfolio over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, it is assumed that the income earned by an investment in the Fund is reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

SCHEDULE OF INVESTMENTS
Neuberger Berman Advisers Management Trust                     December 31, 2000

--------------------------------------------------------------------------------
          Liquid Asset Portfolio

Principal                                                    Rating(1)
  Amount                                                Moody's      S&P         Value(2)
----------                                              -------    --------    -------------
            ASSET-BACKED COMMERCIAL PAPER (17.8%)
$  500,000  Asset Securitization Cooperative Corp.,
            6.56%, due 1/3/01                            P-1         A-1+      $    499,818
   750,000  Monte Rosa Capital Corp., 6.56%,
            due 1/11/01                                  P-1         A-1+           748,633
 1,000,000  Receivables Capital Corp., 6.51%,
            due 1/12/01                                  P-1         A-1+           998,011
   148,300  Nissan Auto Receivable Owner Trust,
            6.83%, due 7/16/01                           P-1         A-1+           148,352
   500,000  Ford Credit Auto Owner Trust, 6.69%,
            due 8/15/01                                  P-1         A-1+           500,000
   525,000  Union Acceptance Corp., 6.73%,
            due 9/10/01                                  P-1         A-1+           525,000
   101,191  First Security Auto Owner Trust, 6.66%,
            due 9/17/01                                  P-1         A-1+           101,191
   390,874  Honda Auto Receivable Owner Trust,
            6.71%, due 11/15/01                          P-1         A-1+           390,874
   500,000  Chase Manhattan Auto Insurance Owner
            Trust, 6.47%, due 12/17/01                   P-1         A-1+           500,000
                                                                               ------------
            TOTAL ASSET-BACKED COMMERCIAL PAPER                                   4,411,879
                                                                               ------------
            CORPORATE COMMERCIAL PAPER (49.2%)
 1,100,000  Panasonic Finance, 6.58%, due 1/2/01         P-1         A-1+         1,099,799
   470,000  SBC Communications, Inc., 6.55%,
            due 1/2/01                                   P-1         A-1+           469,914
   746,000  Grainger (W.W.), Inc., 6.57%,
            due 1/3/01                                   P-1         A-1+           745,728
   871,000  Verizon Global Funding, 6.55%,
            due 1/10/01                                  P-1         A-1            869,574
   500,000  KFW International, 6.52%, due 1/17/01        P-1         A-1+           498,551
   500,000  UBS Finance, Inc., 6.53%, due 1/18/01        P-1         A-1+           498,458
   481,000  Wisconsin Gas Co., 6.50%, due 1/19/01        P-1         A-1+           479,437
   500,000  ING America Insurance Holdings, 6.53%,
            due 1/23/01                                  P-1         A-1+           498,005
   500,000  Deutsche Bank Financial, Inc., 6.48%,
            due 1/29/01                                  P-1         A-1+           497,480
   700,000  Abbey National North America, 6.47%,
            due 1/29/01                                  P-1         A-1+           696,477
   750,000  Heinz (H.J.) Company, 6.48%, due 2/6/01      P-1         A-1            745,140
   500,000  Washington Post Co., 6.52%, due 2/22/01      P-1         A-1+           495,291
   300,000  General Electric Capital Corp., 6.45%,
            due 3/6/01                                   P-1         A-1+           296,560
   600,000  British Telecommunications PLC, 6.50%,
            due 3/7/01                                   P-1         A-1            592,958
   300,000  Banc One Financial Corp., 6.44%,
            due 4/20/01                                  P-1         A-1            294,150
   300,000  UBS Finance, Inc., 6.41%, due 4/23/01        P-1         A-1+           294,017
   500,000  Goldman Sachs Group LP, 6.20%,
            due 5/1/01                                   P-1         A-1+           489,667
   500,000  Diageo Capital PLC, 6.27%, due 5/4/01        P-1         A-1            489,297
   500,000  Canadian Wheat Board, 6.26%, due 5/7/01      P-1         A-1+           489,045
   500,000  Lloyd's TSB Bank PLC, 6.26%, due 5/8/01      P-1         A-1+           488,958

Neuberger Berman Advisers Management Trust                     December 31, 2000

--------------------------------------------------------------------------------

          Liquid Asset Portfolio

Principal                                                    Rating(1)
  Amount                                                Moody's      S&P         Value(2)
----------                                              -------    --------    -------------
$  700,000  General Electric Capital Corp., 6.24%,
            due 5/11/01                                  P-1         A-1+      $    684,227
   500,000  Dow Jones & Co., Inc., 6.31%,
            due 6/1/01                                   P-1         A-1+           486,767
                                                                               ------------
            TOTAL CORPORATE COMMERCIAL PAPER                                     12,199,500
                                                                               ------------
            TAXABLE REVENUE BONDS (14.1%)
 1,000,000  Riverside County California,
            Certificates of Participation,
            Ser. 1997, 6.60%, VRDN, due 11/1/27         VMIG1        A-1+         1,000,000
   800,000  Los Angeles California, MultiFamily
            Housing, Revenue Bonds,
            Ser. 1999 Q, 6.65%, VRDN, due 4/15/33                    A-1+           800,000
 1,000,000  Rhode Island Student Loan, Revenue
            Bonds, Ser. 4, 6.65%,
            VRDN, due 12/1/34                           VMIG1        A-1+         1,000,000
   700,000  Florida Housing Finance Corp., Revenue
            Bonds, Ser. 1999 A,
            6.60%, VRDN, due 1/1/44                     VMIG1        A-1+           700,000
                                                                               ------------
            TOTAL TAXABLE REVENUE BONDS                                           3,500,000
                                                                               ------------
            CERTIFICATES OF DEPOSIT (14.6%)
 1,000,000  Bank of Nova Scotia, Yankee CD, 6.68%,
            due 1/5/01                                   P-1         A-1          1,000,000
   900,000  Societe Generale NY, Yankee CD, 6.71%,
            due 2/12/01                                  P-1         A-1+           900,000
 1,000,000  Canadian Imperial Bank of Commerce,
            Yankee CD, 6.55%, due 5/31/01                P-1         A-1+         1,000,000
   500,000  Rabobank Nederland, Yankee CD, 6.30%,
            due 6/11/01                                  P-1         A-1+           500,000
   200,000  Toronto Dominion Bank, Yankee CD, 6.33%,
            due 6/11/01                                  P-1         A-1+           200,000
                                                                               ------------
            TOTAL CERTIFICATES OF DEPOSIT                                         3,600,000
                                                                               ------------
            REPURCHASE AGREEMENT (3.5%)
   872,000  State Street Bank and Trust Co.
            Repurchase Agreement, 6.35%,
            due 1/2/01,
            dated 12/29/00, Maturity Value $872,615,
            Collateralized by $895,000 FFCB,
            Medium-Term Notes, 5.70%, due 5/17/02
            (Collateral Value $899,094)                                             872,000
                                                                               ------------
            TOTAL INVESTMENTS (99.2%)                                            24,583,379
            Cash, receivables and other assets, less
            liabilities (0.8%)                                                      203,493
                                                                               ------------
            TOTAL NET ASSETS (100.0%)                                          $ 24,786,872
                                                                               ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Neuberger Berman Advisers Management Trust                     December 31, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) Credit ratings are unaudited.
2) Investment securities of the Fund are valued at amortized cost, which approximates U.S. Federal income tax cost.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                    DECEMBER 31,
                                                        2000
                                                    -------------
ASSETS
      Investments in securities, at value (Cost
       $24,583,379) (Note A) -- see Schedule of
       Investments                                  $ 24,583,379
      Cash                                                   724
      Receivable for Fund shares sold                    148,990
      Interest receivable                                 78,935
      Prepaid expenses and other assets                      398
                                                    -------------
                                                      24,812,426
                                                    -------------
LIABILITIES
      Accrued expenses                                    12,714
      Payable to administrator (Note B)                    7,901
      Payable to investment manager (Note B)               4,939
                                                    -------------
                                                          25,554
                                                    -------------
NET ASSETS at value                                 $ 24,786,872
                                                    -------------

NET ASSETS consist of:
      Par value                                     $     24,789
      Paid-in capital in excess of par value          24,763,954
      Accumulated net realized loss on investments        (1,871)
                                                    -------------
NET ASSETS at value                                 $ 24,786,872
                                                    -------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                    24,788,743
                                                    -------------

NET ASSET VALUE, offering and redemption price per
  share                                                    $1.00
                                                    -------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                       For the
                                                         Year
                                                        Ended
                                                     DECEMBER 31,
                                                         2000
                                                     ------------
INVESTMENT INCOME
    Interest income                                   $1,484,542
                                                     ------------
    Expenses:
      Administration fee (Note B)                         92,991
      Investment management fee (Note B)                  58,174
      Custodian fees (Note B)                             32,320
      Shareholder reports                                 13,704
      Legal fees                                           2,447
      Trustees' fees and expenses                          2,002
      Amortization of deferred organization and
       initial offering expenses (Note A)                  1,480
      Auditing fees                                        1,264
      Miscellaneous                                        3,692
                                                     ------------
        Total expenses                                   208,074
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                          (451)
                                                     ------------
        Total net expenses                               207,623
                                                     ------------
        Net investment income                          1,276,919
                                                     ------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investment securities
     sold                                                   (301)
                                                     ------------
        Net increase in net assets resulting from
        operations                                    $1,276,618
                                                     ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                  Year Ended
                                                 DECEMBER 31,
                                              2000          1999
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $  1,276,919  $   651,927
    Net realized loss on investments              (301)         (46)
                                          --------------------------
    Net increase in net assets resulting
     from operations                         1,276,618      651,881
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                   (1,276,919)    (651,927)
                                          --------------------------
FROM FUND SHARE TRANSACTIONS:
    Proceeds from shares sold               26,945,209   18,043,401
    Proceeds from reinvestment of
     dividends                               1,341,581      639,312
    Payments for shares redeemed           (29,288,364)  (7,723,441)
                                          --------------------------
    Net increase (decrease) from Fund
     share transactions                     (1,001,574)  10,959,272
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS       (1,001,875)  10,959,226
NET ASSETS:
    Beginning of year                       25,788,747   14,829,521
                                          --------------------------
    End of year                           $ 24,786,872  $25,788,747
                                          --------------------------

NUMBER OF FUND SHARES:
    Sold                                    26,945,209   18,043,401
    Issued on reinvestment of dividends      1,341,581      639,312
    Redeemed                               (29,288,364)  (7,723,441)
                                          --------------------------
    Net increase (decrease) in shares
     outstanding                            (1,001,574)  10,959,272
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust                     December 31, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Liquid Asset Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Liquid Asset Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Liquid Asset Investments.
      It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
5) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends from net investment income on each business day; such dividends are paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,012, $496, $16, $46, and $281 expiring in 2002, 2005, 2006,
   2007, and 2008, respectively, determined as of December 31, 2000), it is the policy of the Fund not to distribute such gains.

Neuberger Berman Advisers Management Trust                     December 31, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
6) ORGANIZATION EXPENSES: Organization expenses incurred by the Fund were fully amortized as of December 31, 2000.
7) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
8) REPURCHASE AGREEMENTS: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.
9) INCOME RECOGNITION: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. The Fund does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

NOTE B -- MANAGEMENT FEES, ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND
          OTHER TRANSACTIONS WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.
   The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has contractually undertaken through April 30, 2001 to reimburse the Fund for its operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets. For the year ended December 31, 2000, no reimbursement to the Fund was required.

Neuberger Berman Advisers Management Trust                     December 31, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

   Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.
   The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $451.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio (1)
   The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements.

                                                                       Year Ended December 31,
                                             2000              1999              1998              1997              1996
                                        --------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year              $.9999            $.9999            $.9999            $.9999           $1.0000
                                        --------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                        .0549             .0419             .0456             .0461             .0443
    Net Gains or Losses on
 Securities                                         --                --                --                --            (.0001)(2)
                                        --------------------------------------------------------------------------------------
      Total From Investment
 Operations                                      .0549             .0419             .0456             .0461             .0442
                                        --------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
 income)                                        (.0549)           (.0419)           (.0456)           (.0461)           (.0443)
                                        --------------------------------------------------------------------------------------
Net Asset Value, End of Year                    $.9999            $.9999            $.9999            $.9999            $.9999
                                        --------------------------------------------------------------------------------------
Total Return(3)                                  +5.63%            +4.27%            +4.66%            +4.71%            +4.52%
                                        --------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
 millions)                                       $24.8             $25.8             $14.8             $13.4             $13.5
                                        --------------------------------------------------------------------------------------
    Ratio of Gross Expenses to
 Average Net Assets(4)                             .89%             1.01%             1.01%             1.01%             1.01%
                                        --------------------------------------------------------------------------------------
    Ratio of Net Expenses to
 Average Net Assets(5)                             .89%             1.00%             1.00%             1.00%             1.00%
                                        --------------------------------------------------------------------------------------
    Ratio of Net Investment Income
 to Average Net Assets                            5.48%             4.21%             4.56%             4.61%             4.44%
                                        --------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust                     December 31, 2000
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Liquid Asset Investment's income and expenses under the prior master/feeder fund structure.
2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Fund shares.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
4) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                       YEAR ENDED DECEMBER 31,
                                                      1999              1998              1997              1996
---------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                              1.09%             1.14%             1.12%             1.21%

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Liquid Asset Portfolio, one of the series constituting the Neuberger Berman Advisers Management Trust (the "Trust"), as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Asset Portfolio of Neuberger Berman Advisers Management Trust at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
February 1, 2001